Expense Example - Virtus InfraCap Preferred and Income Securities ETF [Member]	Jul. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	$ 263